Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of nature and extent of risks arising from financial instruments [Table Text Block]
December 31, 2021
	Foreign currency amount			USD Equivalent
	C$(000s)	ZAR (000s)	XOF (000s)	$
Cash and cash equivalents	2,615	645	21,958	2,130
Receivables	65	-	-	51
Accounts payable and accrued liabilities	(1,746)	(379)	(26,088)	(1,439)
Long-term incentive plan liabilities	(1,971)	-	-	(1,547)
Lease liability	(534)	-	-	(419)
Net exposure to foreign currency	(1,571)	266	(4,130)	(1,223)

December 31, 2020
		Foreign currency amount		USD Equivalent
		C$(000s)	ZAR (000s)	$
Cash and cash equivalents		280	6,954	696
Receivables		37	43	32
Accounts payable and accrued liabilities		(1,769)	(436)	(1,417)
Long-term incentive plan liabilities		(2,187)	-	(1,715)
Lease liability		(657)	-	(515)
Net exposure to foreign currency		(4,296)	6,561	(2,919)